UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Portfolio 21 Investments
           -----------------------------------------------------
Address:   721 NW 9th Ave
           Suite 250
           Portland OR, 97209
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James Madden
        -------------------------
Title:  Senior Portfolio Manager
        -------------------------
Phone:  608-663-9863
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James Madden                     Madison, WI                      4/10/2009
----------------                     -----------                      ----------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:           168
                                         ------------
Form 13F Information Table Value Total:  $125,444,119
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                                    SHARES/    SH/  PUT/  INVSTMNT   OTHER    VOTING   AUTHORITY
NAME OF ISSUER            TITLE OF CLASS    CUSIP       VALUE       PRN AMT    PRN  CALL  DSCRETN   MANAGERS   SOLE   SHARED  NONE
------------------------  --------------  ---------  ------------  ----------  ---  ----  --------  --------  ------  ------  ----
3M                        Common Stock    88579Y101     31,323.60         630             yes       sole           0       0     0
3M                        Common Stock    88579Y101  1,317,530.28       26499             yes       sole           0       0     0
A E S Corp                Common Stock    00130H105     15,454.60        2660             yes       sole           0       0     0
A E S Corp                Common Stock    00130H105    685,760.11      118031             yes       sole           0       0     0
ADOBE SYS INC             Common Stock    00724F101  1,604,250.00   75,000.00             yes       sole           0       0     0
Adobe Systems Inc         Common Stock    00724F101     25,881.90        1210             yes       sole           0       0     0
Adobe Systems Inc         Common Stock    00724F101  1,092,301.74       51066             yes       sole           0       0     0
AGILENT
TECHNOLOGIES INC          Common Stock    00846U101  1,825,956.00  118,800.00             yes       sole           0       0     0
Albina Community
Bancorp                   Common Stock    013288105      3,248.65        1511             yes       sole           0       0     0
Allstate Corporation      Common Stock     20002101     17,235.00         900             yes       sole           0       0     0
Amazon Com Inc            Common Stock     23135106  1,850,688.00       25200             yes       sole           0       0     0
American Tel and Tel      Common Stock    00206R102      6,325.20         251             yes       sole           0       0     0
APOGEE
ENTERPRISES INC           Common Stock     37598109    746,640.00   68,000.00             yes       sole           0       0     0
Apogee Enterprises Inc    Common Stock     37598109     18,622.08        1696             yes       sole           0       0     0
Apogee Enterprises Inc    Common Stock     37598109  1,070,528.04       97498             yes       sole           0       0     0
APPLIED MATLS INC         Common Stock     38222105  1,236,250.00  115,000.00             yes       sole           0       0     0
Ascent Solar Tech Inc     Common Stock     43635101      2,354.80         580             yes       sole           0       0     0
AUTODESK INC              Common Stock     52769106  1,865,910.00  111,000.00             yes       sole           0       0     0
Baxter International Inc  Common Stock     71813109     58,390.80        1140             yes       sole           0       0     0
BAXTER INTL INC           Common Stock     71813109  3,841,500.00   75,000.00             yes       sole           0       0     0
Baxter Int'l Inc.         Common Stock     71813109  1,921,825.62       37521             yes       sole           0       0     0
Berkshire Hathaway Cl B   Common Stock     84670207     25,380.00           9             yes       sole           0       0     0
Caterpillar Inc.          Common Stock    149123101      4,194.00         150             yes       sole           0       0     0
Century Tel Enterprise    Common Stock    156700106     14,060.00         500             yes       sole           0       0     0
Chevrontexaco Corp        Common Stock    166764100     40,344.00         600             yes       sole           0       0     0
CISCO SYS INC             Common Stock    17275R102  1,928,550.00  115,000.00             yes       sole           0       0     0
Cisco Systems Inc         Common Stock    17275R102     33,959.25        2025             yes       sole           0       0     0
Cisco Systems, Inc.       Common Stock    17275R102  1,368,415.23       81599             yes       sole           0       0     0
Citadel Broadcasting Cp   Common Stock    17285T106          4.55          69             yes       sole           0       0     0
Citigroup                 Common Stock    172967101      1,578.72         624             yes       sole           0       0     0
Colgate Palmolive         Common Stock    194162103  1,809,565.38       30681             yes       sole           0       0     0
Colgate-Palmolive Co      Common Stock    194162103     50,545.86         857             yes       sole           0       0     0
Corning Inc               Common Stock    219350105     22,691.70        1710             yes       sole           0       0     0
Corning Inc.              Common Stock    219350105  1,319,900.55       99465             yes       sole           0       0     0
Costco Companies Inc      Common Stock    22160K105     47,941.20        1035             yes       sole           0       0     0
Costco Companies Inc      Common Stock    22160K105  1,653,624.00       35700             yes       sole           0       0     0
Day4 Energy Inc           Common Stock    239582109        671.58        1300             yes       sole           0       0     0
DELL INC                  Common Stock    24702R101    872,160.00   92,000.00             yes       sole           0       0     0
Disney, Walt Co.          Common Stock    254687106     16,344.00         900             yes       sole           0       0     0
Du Pont E I De
Nemour&Co.                Common Stock    263534109     23,893.10        1070             yes       sole           0       0     0
EATON CORP                Common Stock    278058102  1,879,860.00   51,000.00             yes       sole           0       0     0
ECHELON CORP              Common Stock    27874N105    202,250.00   25,000.00             yes       sole           0       0     0
ECOLAB INC                Common Stock    278865100    538,315.00   15,500.00             yes       sole           0       0     0
ERICSSON L
M TEL CO                  Common Stock    294821608    679,560.00   84,000.00             yes       sole           0       0     0
Exxon Mobil
Corporation               Common Stock    30231G102     98,540.70        1447             yes       sole           0       0     0
Federal Express           Common Stock    31428X106     19,219.68         432             yes       sole           0       0     0
Federal Express           Common Stock    31428X106    895,593.51   20130.221             yes       sole           0       0     0
First Solar Inc           Common Stock    336433107      2,388.60          18             yes       sole           0       0     0
Fluor Corp                Common Stock    343412102      2,142.10          62             yes       sole           0       0     0
FUEL TECH INC             Common Stock    359523107    313,800.00   30,000.00             yes       sole           0       0     0
Genentech Inc New         Common Stock    368710406     84,333.36         888             yes       sole           0       0     0
Genentech Inc New         Common Stock    368710406  2,092,758.92       22036             yes       sole           0       0     0
General Electric          Common Stock    369604103     59,729.88        5908             yes       sole           0       0     0
General Mills             Common Stock    370334104  1,719,712.76       34477             yes       sole           0       0     0
General Mills Inc         Common Stock    370334104     48,782.64         978             yes       sole           0       0     0
Glaxosmithkline
Plc Adrf                  Common Stock    37733W105     40,391.00        1300             yes       sole           0       0     0
GOOGLE INC                Common Stock    38259P508  6,613,140.00   19,000.00             yes       sole           0       0     0
Google Inc Class A        Common Stock    38259P508     35,502.12         102             yes       sole           0       0     0
Google Inc Class A        Common Stock    38259P508  1,485,172.02        4267             yes       sole           0       0     0
Granite Construction Inc  Common Stock    387328107     27,173.00         725             yes       sole           0       0     0
Granite Construction Inc  Common Stock    387328107  1,405,237.64       37493             yes       sole           0       0     0
Groupe Danone ADR         Common Stock    399449107     37,650.00        3000             yes       sole           0       0     0
Herman Miller             Common Stock    600544100    654,219.70   61371.454             yes       sole           0       0     0
HEWLETT
PACKARD CO                Common Stock    428236103  1,997,338.00   62,300.00             yes       sole           0       0     0
INTEL CORP                Common Stock    458140100  2,408,000.00  160,000.00             yes       sole           0       0     0
Intel Corp                Common Stock    458140100     31,563.00        2100             yes       sole           0       0     0
Intel Corp                Common Stock    458140100  1,534,367.79  102087.012             yes       sole           0       0     0
INTERFACE INC             Common Stock    458665106     89,700.00   30,000.00             yes       sole           0       0     0
INTERNATIONAL
BUSINESS MACHS            Common Stock    459200101  4,456,940.00   46,000.00             yes       sole           0       0     0
Int'l Business Machines   Common Stock    459200101     51,351.70         530             yes       sole           0       0     0
Int'l Business Machines   Common Stock    459200101  2,108,810.85       21765             yes       sole           0       0     0
ITRON INC                 Common Stock    465741106    710,250.00   15,000.00             yes       sole           0       0     0
JOHNSON & JOHNSON         Common Stock    478160104  3,156,000.00   60,000.00             yes       sole           0       0     0
Johnson & Johnson         Common Stock    478160104     48,234.20         917             yes       sole           0       0     0
Johnson & Johnson         Common Stock    478160104  1,982,426.05   37688.708             yes       sole           0       0     0
Johnson Controls Inc      Common Stock    478366107     42,264.00        3522             yes       sole           0       0     0
Johnson Controls Inc      Common Stock    478366107  1,410,984.00      117582             yes       sole           0       0     0
JOHNSON CTLS INC          Common Stock    478366107  2,040,000.00  170,000.00             yes       sole           0       0     0
KONINKLIJKE
PHILIPS ELECTRS NV        Common Stock    500472303  1,487,000.00  100,000.00             yes       sole           0       0     0
Microsoft, Corp.          Common Stock    594918104    100,024.65        5445             yes       sole           0       0     0
MILLER HERMAN INC         Common Stock    600544100    466,908.00   43,800.00             yes       sole           0       0     0
Miller Herman Inc         Common Stock    600544100     14,924.00        1400             yes       sole           0       0     0
Monsanto Co New Del       Common Stock    61166W101      3,074.70          37             yes       sole           0       0     0
Moodys Corp               Common Stock    615369105     20,628.00         900             yes       sole           0       0     0
NETAPP INC                Common Stock    64110D104  1,291,080.00   87,000.00             yes       sole           0       0     0
NIKE INC                  Common Stock    654106103  2,719,620.00   58,000.00             yes       sole           0       0     0
NOKIA CORP                Common Stock    654902204  2,894,160.00  248,000.00             yes       sole           0       0     0
Nokia Corp Spon Adr       Common Stock    654902204     26,549.25        2275             yes       sole           0       0     0
Nokia Corp Spon Adr       Common Stock    654902204  1,100,586.03       94309             yes       sole           0       0     0
Northwest
Natural Gas Co            Common Stock    667655104      7,815.60         180             yes       sole           0       0     0
NOVO-NORDISK A S          Common Stock    670100205  1,324,248.00   27,600.00             yes       sole           0       0     0
Novo-Nordisk A-S Adr      Common Stock    670100205     42,030.48         876             yes       sole           0       0     0
Novo-Nordisk A-S Adr      Common Stock    670100205  1,538,670.62       32069             yes       sole           0       0     0
NUCOR CORP                Common Stock    670346105  2,671,900.00   70,000.00             yes       sole           0       0     0
Nucor Corp                Common Stock    670346105     40,498.37        1061             yes       sole           0       0     0
Nucor Corp                Common Stock    670346105  1,571,324.22   41166.472             yes       sole           0       0     0
Occidental Petroleum      Common Stock    674599105      3,172.05          57             yes       sole           0       0     0
Oracle Corporation        Common Stock    68389X105      3,523.65         195             yes       sole           0       0     0
ORMAT
TECHNOLOGIES INC          Common Stock    686688102    659,040.00   24,000.00             yes       sole           0       0     0
Penn Virginia Corp        Common Stock    707882106        647.82          59             yes       sole           0       0     0
Pfizer                    Common Stock    717081103     66,738.00        4900             yes       sole           0       0     0
PNC Bank Corp             Common Stock    693475105     12,594.70         430             yes       sole           0       0     0
PORTLAND
GEN ELEC CO               Common Stock    736508847    879,500.00   50,000.00             yes       sole           0       0     0
POTLATCH
CORP NEW                  Common Stock    737630103  1,507,350.00   65,000.00             yes       sole           0       0     0
PRAXAIR INC               Common Stock    74005P104  3,364,500.00   50,000.00             yes       sole           0       0     0
Praxair Inc               Common Stock    74005P104     40,239.42         598             yes       sole           0       0     0
Praxair Inc               Common Stock    74005P104  1,614,219.81       23989             yes       sole           0       0     0
Procter & Gamble          Common Stock    742718109     33,339.72         708             yes       sole           0       0     0
PROLOGIS                  Common Stock    743410102    747,500.00  115,000.00             yes       sole           0       0     0
Prologis                  Common Stock    743410102    330,278.00       50812             yes       sole           0       0     0
Prologis                  Common Stock    743410102      4,803.50         739             yes       sole           0       0     0
Qualcomm Inc.             Common Stock    747525103      3,112.80          80             yes       sole           0       0     0
Quest Diagnostic Inc      Common Stock    74834L100     38,791.16         817             yes       sole           0       0     0
Quest Diagnostic Inc      Common Stock    74834L100  1,834,199.88       38631             yes       sole           0       0     0
Rowe T Price
Group Inc                 Common Stock    74144T108     18,932.16         656             yes       sole           0       0     0
Rowe T Price
Group Inc                 Common Stock    74144T108    774,111.78       26823             yes       sole           0       0     0
Royal Caribbean
Cruisesf                  Common Stock    V7780T103        801.00         100             yes       sole           0       0     0
Royal Dutch
Petroleum                 Common Stock    780259206     30,434.10         687             yes       sole           0       0     0
SCHNITZER
STL INDS                  Common Stock    806882106  1,883,400.00   60,000.00             yes       sole           0       0     0
Sigma Aldrich Corp.       Common Stock    826552101        755.80          20             yes       sole           0       0     0
Smith & Nephew
Adr New                   Common Stock    83175M205     83,656.25        2677             yes       sole           0       0     0
Smith & Nephew
Adr New                   Common Stock    83175M205  2,334,468.75       74703             yes       sole           0       0     0
SONOCO PRODS CO           Common Stock    835495102    965,080.00   46,000.00             yes       sole           0       0     0
Sonoco Products           Common Stock    835495102  1,140,137.12       54344             yes       sole           0       0     0
Sonoco Products Co        Common Stock    835495102     24,106.02        1149             yes       sole           0       0     0
STAPLES INC               Common Stock    855030102  4,980,250.00  275,000.00             yes       sole           0       0     0
Staples Inc               Common Stock    855030102     40,747.50        2250             yes       sole           0       0     0
Staples Inc               Common Stock    855030102  1,648,856.70   91046.753             yes       sole           0       0     0
Starbucks Corp.           Common Stock    855244109      3,555.20         320             yes       sole           0       0     0
Stryker Corp              Common Stock    863667101        851.00          25             yes       sole           0       0     0
Sun Company               Common Stock    86764P109     18,536.00         700             yes       sole           0       0     0
Suncor Energy Inc         Common Stock    867229106     34,336.66        1546             yes       sole           0       0     0
Suncor Energy Inc         Common Stock    867229106  1,249,993.21   56280.649             yes       sole           0       0     0
Sunpower Class A          Common Stock    867652109     31,605.00         700             yes       sole           0       0     0
SUNPOWER CORP             Common Stock    867652109    166,460.00    7,000.00             yes       sole           0       0     0
Suntech Power
Hldgs Adrf                Common Stock    86800C104     11,222.40         960             yes       sole           0       0     0
Sysco Corporation         Common Stock    871829107      8,208.00         360             yes       sole           0       0     0
T J X Cos Inc             Common Stock    872540109     53,587.60        2090             yes       sole           0       0     0
T J X Cos Inc             Common Stock    872540109  1,838,952.08       71722             yes       sole           0       0     0
Target Corporation        Common Stock    87612E106     19,017.67         553             yes       sole           0       0     0
TENNANT CO                Common Stock    880345103    749,600.00   80,000.00             yes       sole           0       0     0
Tennant Company           Common Stock    880345103     14,092.48        1504             yes       sole           0       0     0
Tennant Company           Common Stock    880345103    595,697.75       63575             yes       sole           0       0     0
Travelers Companies Inc   Common Stock    89417E109     41,168.32        1013             yes       sole           0       0     0
Travelers Group Inc       Common Stock    89417E109  1,677,855.22   41285.808             yes       sole           0       0     0
Tupperware Brands Corp    Common Stock    899896104        917.46          54             yes       sole           0       0     0
U S Bancorp Del           Common Stock    902973304      1,227.24          84             yes       sole           0       0     0
UNITED NAT
FOODS INC                 Common Stock    911163103  2,162,580.00  114,000.00             yes       sole           0       0     0
United Parcel
Service B                 Common Stock    911312106     22,149.00         450             yes       sole           0       0     0
United Technologies
Corp.                     Common Stock    913017109      1,805.16          42             yes       sole           0       0     0
US Dataworks Inc          Common Stock    91729G301        966.21        4601             yes       sole           0       0     0
Valero Energy Corp
New                       Common Stock    91913Y100        966.60          54             yes       sole           0       0     0
Verizon
Communications            Common Stock    92343V104     18,089.80         599             yes       sole           0       0     0
VMWARE INC                Common Stock    928563402    708,600.00   30,000.00             yes       sole           0       0     0
Vodaphone Group           Common Stock    92857W209     22,646.00        1300             yes       sole           0       0     0
Wal-Mart Stores           Common Stock    931142103      4,115.90          79             yes       sole           0       0     0
WATERS CORP               Common Stock    941848103    554,250.00   15,000.00             yes       sole           0       0     0
Waters Corp               Common Stock    941848103     43,527.10        1178             yes       sole           0       0     0
Waters Corp               Common Stock    941848103  1,331,382.40       36032             yes       sole           0       0     0
Weight Watchers
Intl Inc                  Common Stock    948626106     18,939.55        1021             yes       sole           0       0     0
Weight Watchers
Intl Inc                  Common Stock    948626106    804,699.00       43380             yes       sole           0       0     0
Wells Fargo               Common Stock    949746101     10,879.36         764             yes       sole           0       0     0
WHOLE FOODS
MKT INC                   Common Stock    966837106    957,600.00   57,000.00             yes       sole           0       0     0
Wyeth                     Common Stock    983024100     30,128.00         700             yes       sole           0       0     0
Xcel Energy Inc           Common Stock    98389B100      1,974.78         106             yes       sole           0       0     0
XEROX CORP                Common Stock    984121103    358,995.00   78,900.00             yes       sole           0       0     0
Xerox Corp.               Common Stock    984121103      2,730.00         600             yes       sole           0       0     0
Zimmer Holdings Inc       Common Stock    98956P102      4,380.00         120             yes       sole           0       0     0